NET INCOME (LOSS) PER SHARE	12 Months Ended
Dec. 31, 2024
NET INCOME (LOSS) PER SHARE
NET INCOME (LOSS) PER SHARE

23. NET INCOME (LOSS) PER SHARE

Basic net income (loss) per share is the amount of net income (loss) attributable to each share of ordinary shares outstanding during the reporting period. Diluted net income (loss) per share is the amount of net income (loss) attributable to each share of ordinary shares outstanding during the reporting period adjusted to include the effect of potentially dilutive ordinary shares. 4,437,739 non-vested RSUs and 24,445,441 non-vested restricted shares on a weighted average basis were excluded from the calculation of diluted net loss per share for the year ended December 31, 2022 because of their anti-dilutive effect.

The following table sets forth the computation of basic and diluted net income (loss) per share for the years and periods indicated:

	For the Year Ended December 31,
	2022	2023	2024

	(RMB in thousands, except for share and per share data)
Numerator:
Net income (loss) attributable to KE Holdings Inc.	(1,386,074)	5,883,224	4,064,900
Net income (loss) attributable to KE Holdings Inc.’s ordinary shareholders	(1,386,074)	5,883,224	4,064,900

Denominator:
Denominator for basic net income (loss) per share-weighted average ordinary shares outstanding	3,569,179,079	3,521,379,938	3,409,772,592
Adjustments for dilutive share options	—	9,338,346	11,026,547
Adjustments for dilutive restricted shares	—	72,916,553	104,034,579
Adjustments for dilutive restricted share units	—	8,018,183	12,574,311
Denominator for diluted net income (loss) per share-weighted average ordinary shares outstanding	3,569,179,079	3,611,653,020	3,537,408,029
Net income (loss) per share attributable to ordinary shareholders:
—Basic	(0.39)	1.67	1.19
—Diluted	(0.39)	1.63	1.15